Derivative instruments - Gains (Losses) Related to Hedging Derivative Portfolio Recognized in the Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in the consolidated income statement due to fair value hedging relationships	$ 1	$ 0	$ (1)
Interest rate contracts | Debt Securities | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(546)	311	(631)
Gain or (loss) recognized on hedged item	547	(311)	629
Interest rate contracts | Long-term debt | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	762	(218)	366
Gain or (loss) recognized on hedged item	(762)	218	(365)
Interest rate contracts | Loans | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	2	7	0
Gain or (loss) recognized on hedged item	$ (2)	$ (7)	$ 0